S000083815 [Member] Annual Fund Operating Expenses - iShares S&P 500 BuyWrite ETF - iShares S&P 500 BuyWrite ETF	Oct. 31, 2025 [1]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	0.25%

[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.